Share capital and other reserves - Ordinary shares (Details) £ in Thousands		12 Months Ended
	Jun. 10, 2021	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2023 $ / shares
Share capital and reserves
Number of shares issued | shares		7,038,223
Proceeds received		£ 796
Share options exercised | shares		1,673,219
Premium arising		£ 796
Share price | $ / shares					$ 10
PIPE investment				£ 71,036
Share based payment charge		8,816	£ 23,189	£ 111,996
Employee awarded share options
Share capital and reserves
Receivables from subscribed equity		0
Premium arising		£ 796
Issuance of Z-Shares to American
Share capital and reserves
Par Value Per Share | $ / shares						$ 0.00001
Number of common shares issued in exchange for Class Z shares | shares				6,125,000
Share based payment charge				£ 16,739
Issuance of Z-Shares to American | Vertical Aerospace Group Ltd
Share capital and reserves
Number of shares subscribed	5,804
Number of other equity instruments exchanged for common shares | shares				5,804
Microsoft and Rocket
Share capital and reserves
Amount of loan converted to equity				£ 25,000
Stephen Fitzpatrick
Share capital and reserves
Amount of loan converted to equity				£ 9,000
Ordinary Share
Share capital and reserves
Number of shares issued | shares		7,038,223
Par Value Per Share | $ / shares					$ 0.0001	$ 0.0001
Ordinary shares (in shares) | shares				9,400,000
Exercise of EMI Options
Share capital and reserves
Number of shares issued | shares		5,649,197
Proceeds received		£ 796
Premium arising		£ 796
Exercise of Nil-Cost Options
Share capital and reserves
Number of shares issued | shares		1,389,026